FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) - CAD ($) $ in Millions	Mar. 31, 2025	Mar. 31, 2024
Disclosure of fair value measurement of assets [line items]
Financial assets (liabilities)	$ (2,645.9)	$ (2,485.9)
Financial assets (liabilities), at fair value	(2,661.4)	(2,478.9)
Financial liabilities at fair value through profit or loss, category | Forward foreign currency contracts | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets (liabilities)	(6.4)	(0.6)
Financial assets (liabilities), at fair value	(6.4)	(0.6)
Financial liabilities at amortised cost | Accounts payable and accrued liabilities | Level 2
Disclosure of fair value measurement of assets [line items]
Financial liabilities	(914.4)	(775.8)
Financial liabilities, at fair value	(914.4)	(775.8)
Financial liabilities at amortised cost | Total long-term debt | Level 2
Disclosure of fair value measurement of assets [line items]
Financial liabilities	(2,684.7)	(2,529.9)
Financial liabilities, at fair value	(2,700.6)	(2,524.4)
Financial liabilities at amortised cost | Other non-current liabilities | Level 2
Disclosure of fair value measurement of assets [line items]
Financial liabilities	(91.4)	(87.1)
Financial liabilities, at fair value	(84.8)	(78.0)
Financial assets at fair value through profit or loss, category | Cash and cash equivalents | Level 1
Disclosure of fair value measurement of assets [line items]
Credit loss allowances	293.7	160.1
Financial assets, at fair value	293.7	160.1
Financial assets at fair value through profit or loss, category | Equity swap agreements | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets (liabilities)	13.0	(15.8)
Financial assets (liabilities), at fair value	13.0	(15.8)
Financial assets at fair value through other comprehensive income, category | Foreign currency and interest rate swap agreements | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets (liabilities)	(14.4)	4.8
Financial assets (liabilities), at fair value	(14.4)	4.8
Financial assets at fair value through other comprehensive income, category | Forward foreign currency contracts | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets (liabilities)	(31.9)	(8.7)
Financial assets (liabilities), at fair value	(31.9)	(8.7)
Financial assets at fair value through other comprehensive income, category | Equity investments | Level 3
Disclosure of fair value measurement of assets [line items]
Credit loss allowances	1.4	1.4
Financial assets, at fair value	1.4	1.4
Loans and receivables | Accounts receivable | Level 2
Disclosure of fair value measurement of assets [line items]
Credit loss allowances	567.7	570.8
Financial assets, at fair value	567.7	570.8
Loans and receivables | Investment in finance leases | Level 2
Disclosure of fair value measurement of assets [line items]
Credit loss allowances	142.0	147.9
Financial assets, at fair value	135.8	140.3
Loans and receivables | Other non-current assets | Level 2
Disclosure of fair value measurement of assets [line items]
Credit loss allowances	79.5	47.0
Financial assets, at fair value	$ 79.5	$ 47.0